Other Non-Current Assets	12 Months Ended
Dec. 31, 2011
Other Non-Current Assets [Abstract]
Other Non-Current Assets	.
NOTE 5	-	OTHER NON-CURRENT ASSETS

	US dollars
	December 31,
(in thousands)	2011	2010

Government institutions	1,459	1,632
Deferred installation expenses	406	1,286
Deposits	351	791
	2,216	3,709